Capital reserve	12 Months Ended
Dec. 31, 2021
ZHEJIANG TIANLAN
Capital reserve

15 Capital reserve

Capital reserve represents capital contributions from shareholders in excess of the paid-in capital amount and capitalization of gain on disposal of subsidiaries to the shareholders in previous years.